Short-term Borrowings and Current Portion of Long-term Borrowings - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended											12 Months Ended
	Sep. 30, 2019 CNY (¥)	Aug. 31, 2019 CNY (¥)	Jun. 30, 2019 CNY (¥)	May 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Oct. 31, 2018 CNY (¥)	Aug. 31, 2018 CNY (¥)	Jun. 30, 2018 CNY (¥)	May 31, 2018 CNY (¥)	Feb. 28, 2018 CNY (¥)	May 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($) agreement	Dec. 31, 2019 CNY (¥) agreement	Dec. 31, 2018 CNY (¥) agreement	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Oct. 31, 2019 CNY (¥)	Jul. 31, 2019 CNY (¥)
Short-term borrowings
Short-term borrowings					¥ 130,000									¥ 130,000		¥ 130,000
Interest rate (as a percent)												10.00%				10.00%
Restricted cash, current					89,222							$ 34,580		89,222	¥ 55,214	¥ 240,741
Repayment of borrowings												26,388	¥ 183,707	161,065	204,611
Inventories					1,712,740							385,019		1,712,740		2,680,428
Equipment					56,698							12,039		56,698		83,816
Short Term Borrowings and Current Portion of Long Term Borrowings					134,324							22,911		134,324		159,500
Amount borrowed												$ 35,551	¥ 247,500	35,410	¥ 123,409
Number of agreements | agreement												4	4
Accounts receivable					119,580									119,580		¥ 123,226
Non-financial institution
Short-term borrowings
Interest rate (as a percent)												9.50%				9.50%
Term of loan												6 months	6 months
Drew down													¥ 29,500
Collateral Pledged
Short-term borrowings
Equipment					14,122									14,122		¥ 11,366
SPD
Short-term borrowings
Short-term borrowings											¥ 50,000
Interest rate (as a percent)											7.35%	7.25%			6.75%	7.25%
Restricted cash, current					90,503									90,503
Term of loan											1 year	2 years	2 years
Repayment of borrowings		¥ 50,000		¥ 50,000			¥ 50,000		¥ 50,000
Short Term Borrowings and Current Portion of Long Term Borrowings					50,000									50,000		¥ 50,000
SPD | Collateral Pledged
Short-term borrowings
Inventories					250,889									250,889		260,677
Equipment					¥ 14,122									¥ 14,122		¥ 11,366
Shanghai Pudong Development Silicon Valley Bank
Short-term borrowings
Interest rate (as a percent)					4.35%							3.92%		4.35%		3.92%
Term of loan												1 year	1 year	1 year
Repayment of borrowings													¥ 80,000
Drew down					¥ 80,000
VIEs
Short-term borrowings
Restricted cash, current																¥ 150,050
Inventories					1,661,056									¥ 1,661,056		2,606,739
Equipment					41,758									41,758		55,476
Short Term Borrowings and Current Portion of Long Term Borrowings					134,324									134,324		159,500
Third party financing
Short-term borrowings
Short-term borrowings					¥ 0									¥ 0		¥ 0
Interest rate (as a percent)					10.00%									10.00%
Repayment of borrowings						¥ 20,410	15,000			¥ 35,209
Short Term Borrowings and Current Portion of Long Term Borrowings															¥ 35,209
Amount borrowed	¥ 118,000		¥ 100,000				¥ 20,410	¥ 15,000							78,409
Number of agreements | agreement														2
Accounts receivable																	¥ 85,630	¥ 84,610
Third party financing | Collateral Pledged
Short-term borrowings
Accounts receivable															¥ 35,209
Third party financing | Minimum
Short-term borrowings
Interest rate (as a percent)															9.00%
Third party financing | Maximum
Short-term borrowings
Interest rate (as a percent)															10.00%